FEDERATED U.S. GOVERNMENT BOND FUND

                         Federated Investors Funds
                           5800 Corporate Drive
                    Pittsburgh, Pennsylvania 15237-7000

                             OCTOBER 29, 2003


EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

     RE: FEDERATED U.S. GOVERNMENT BOND FUND (the "Trust")
           1933 Act File No. 2-98494
           1940 Act File No. 811-4489


Dear Sir or Madam:

      Pursuant  to  Rule  497(j)  of  the   Securities   Act  of  1933,   the
above-referenced Trust hereby certifies that the definitive forms of Prospectus and Statement of Additional Information dated October 31, 2003, that would have been filed under Rule 497(c), do not differ from the form of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 29 on October 28, 2003.

      If you have any questions regarding this certification, please contact me at (412) 288-3014.

                                                Very truly yours,



                                                /s/ Daniel M. Miller
                                                Daniel M. Miller
                                                Assistant Secretary